Long/Short Commodities Strategy Fund (Prospectus Summary): | Long/Short Commodities Strategy Fund
Long/Short Commodities Strategy Fund

RYDEX SERIES FUNDS

Long/Short Commodities Strategy Fund
Managed Futures Strategy Fund

Supplement dated June 10, 2011
to each currently effective Prospectus for the Funds listed above

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Rydex Series Funds listed above (the “Funds”) and should be read in conjunction with the Funds’ Prospectuses.

At a meeting of the Board of Trustees of Rydex Series Funds held on May 25, 2011, and at the recommendation of Security Investors, LLC, the investment adviser to the Funds, the Board approved revised investment objectives for the Funds. As revised, each Fund will no longer seek to track the performance of a specified underlying index or benchmark. The revised investment objectives, which are set forth below, will become effective on July 11, 2011 or on a subsequent date deemed appropriate by the officers of the Trust.

The discussion of the Funds’ principal investment strategies under “Principal Investment Strategies” in each Fund’s Summary section and the information in the “More Information About the Trust and the Funds — Investment Objectives” and “More Information About the Trust and the Funds — Investment Strategies” sections, among others, also will be revised, as described below, to reflect the revised investment objectives.

REVISIONS TO FUND SUMMARY INFORMATION

     •        Effective July 11, 2011 or on a subsequent date deemed appropriate by the officers of the Trust, the “Tracking Error Risk” disclosure included in each Fund’s “Principal Risks” section is deleted in its entirety.

     •        Effective July 11, 2011 or on a subsequent date deemed appropriate by the officers of the Trust, the current descriptions under the headings “Investment Objective” and “Principal Investment Strategies” in each Fund’s “Fund Summary” section are replaced in their entirety by the corresponding descriptions set forth below.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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Investment Objective
The Long/Short Commodities Strategy Fund (the “Fund”) seeks to achieve positive total returns with less volatility than the broad commodity markets.
Principal Investment Strategies

The Fund’s investment methodology is based on a systematic rules-based momentum strategy that was developed through extensive quantitative research. The methodology examines commodity price trends and the consistency of those trends in a limited number of commodity constituents as well as the volatility of the portfolio. The commodity constituents are drawn from a limited investment universe of 14 components of the S&P GSCI™ Excess Return Index (Aluminum, Brent Crude, Copper, Corn, Crude Oil, Gold, Heating Oil, Lead, Natural Gas, Nickel, Silver, Soybeans, Unleaded Gasoline, and Wheat). The strategy can be long up to seven top-performing constituents and short up to seven of the worst performing constituents.

The Fund will seek to gain exposure to the commodity constituents by investing in: commodity futures, options, and options on futures; exchange-traded funds (“ETFs”); exchange-traded notes (“ETNs”); other pooled investment vehicles that provide exposure to the commodities markets; commodity-linked instruments ( e.g. , structured notes and swap agreements); and common stock. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. The Fund also intends to enter into short sales and invest in short positions of certain investments. On certain occasions, the Fund may employ leveraging techniques through the use of derivatives. On a day-to-day basis, the Fund may hold U.S. Government securities, short-term, high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.